Income Tax Expense - Additional Information (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unused tax losses for which no deferred tax assets have been recognised	¥ 1,153,014	¥ 192,100
Unused tax losses for which no deferred tax assets have been recognised, expiry date	Begin to expire after 2035
Deductible temporary differences for which no deferred tax assets have been recognised	¥ 2,416,506	¥ 241,985
Unused tax losses carried forward	¥ 960,914